Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2024
Fidelity Asset Manager 50% | Return Before Taxes
Average Annual Return:
Past 1 year	13.09%
Past 5 years	7.46%
Past 10 years	5.63%
Fidelity Asset Manager 50% | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.25%
Past 5 years	6.31%
Past 10 years	4.27%
Fidelity Asset Manager 50% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.91%
Past 5 years	5.57%
Past 10 years	4.02%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0001
Average Annual Return:
Past 1 year	13.58%
Past 5 years	7.17%
Past 10 years	5.67%